Subsequent events (Details) - USD ($) $ in Thousands		6 Months Ended
	Aug. 28, 2026	Jun. 30, 2025
Subsequent events
Net book gain on sale		$ 32,051
Net cash proceeds from sale		$ 65,049
Disposals of vessels | BW Levant | Forecast
Subsequent events
Net book gain on sale	$ 17,000
Net cash proceeds from sale	38,000
Disposals of vessels | BW LPG India | BW Elm | Forecast
Subsequent events
Net book gain on sale	36,000
Net cash proceeds from sale	64,000
Disposals of vessels | BW LPG India | BW Birch | Forecast
Subsequent events
Net book gain on sale	37,000
Net cash proceeds from sale	$ 64,000